Operating Leases (Details) - Schedule of Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Balance Sheets [Abstract]
Right-of-use asset, net	$ 72,939	$ 162,270
Lease liabilities, current	72,230	87,129
Lease liabilities, non-current		74,384
Total operating lease liabilities	$ 72,230	$ 161,513